Intangibles - Disclosure Of Information For Cash-generating Units (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Total	R$ 26,917,128	R$ 5,076,501	R$ 4,950,545
Trademarks And Patents [Member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	5,747,057	2,171,585
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	15,388,680	1,534,607
Intangible Assets And Goodwill With Indefinite Useful Life [Member]
Disclosure of information for cash-generating units [line items]
Total	21,135,737	3,706,192
Natura and Co Latam [Member] | Trademarks And Patents [Member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	5,403	2,566
Natura and Co Latam [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	9,994,861
Natura and Co Latam [Member] | Intangible Assets And Goodwill With Indefinite Useful Life [Member]
Disclosure of information for cash-generating units [line items]
Total	10,000,264	2,566
Avon International [Member]
Disclosure of information for cash-generating units [line items]
Total
Avon International [Member] | Trademarks And Patents [Member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	2,850,397
Avon International [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,304,988
Avon International [Member] | Intangible Assets And Goodwill With Indefinite Useful Life [Member]
Disclosure of information for cash-generating units [line items]
Total	6,155,385
TBS International [Member] | Trademarks And Patents [Member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents	2,891,257	2,169,019
TBS International [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,946,741	1,434,369
TBS International [Member] | Intangible Assets And Goodwill With Indefinite Useful Life [Member]
Disclosure of information for cash-generating units [line items]
Total	4,837,998	3,603,388
Aesop International [member] | Trademarks And Patents [Member]
Disclosure of information for cash-generating units [line items]
Trademarks and patents
Aesop International [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	142,090	100,238
Aesop International [member] | Intangible Assets And Goodwill With Indefinite Useful Life [Member]
Disclosure of information for cash-generating units [line items]
Total	R$ 142,090	R$ 100,238